GOODWILL (Details) - Goodwill - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of the year	$ 528	$ 667
Foreign currency translation and other	(39)	(139)
Balance at end of the year	$ 489	$ 528
Bottom of range
Reconciliation of changes in intangible assets and goodwill [abstract]
Discount rate applied to cash flow projections	7.00%
Terminal rate applied to cash flow projections	6
Period over which management has projected cash flows	10 years
Top of range
Reconciliation of changes in intangible assets and goodwill [abstract]
Discount rate applied to cash flow projections	14.00%
Terminal rate applied to cash flow projections	20
Period over which management has projected cash flows	20 years